Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

August 22, 2024

Rebecca Marquigny

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2233 (the “Fund”)

(File No. 333-278574) (CIK# 2015645)

Ms. Marquigny:

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), depositor and principal underwriter of the Fund, is Amendment No. 3 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the PEO PE Focus Strategy Portfolio, Series 2024-3Q, a unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on April 9, 2024 and was amended on May 31, 2024 and July 18, 2024 in response to comments from the staff of the Commission. We received additional comments from the staff of the Commission in a call between Ms. Marquigny and Matthew Wirig on August 21, 2024 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1. The comment requested that the footnote under “Investment Summary—Principal Investment Strategy—Industry Selection” be deleted. The footnote has been deleted in accordance with the staff’s comment.

Comment 2. The comment requested that the sixth sentence in the third paragraph under “Investment Summary—The Trust” be revised. The sentence has been revised in accordance with the staff’s comment.

Comment 3. The comment requested confirmation that the opinion of counsel filed in connection with the final registration statement will not include the following sentence: “This opinion is intended solely for the benefit of the addressee in connection with the issuance of Units of the Trust and may not be relied upon in any other manner or by any other person without our express written consent.” We confirm that the opinion of counsel will not include that sentence.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on September 10, 2024, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP